ABRDN FUNDS

abrdn Emerging Markets Sustainable Leaders Fund

(the “Fund”)

Supplement dated June 21, 2024 to the Fund’s Prospectus and Statement of Additional

Information, each dated February 29, 2024, as supplemented to date

(the “February 2024 Prospectus and SAI”)

The reorganization of the Fund into the abrdn Emerging Markets ex-China Fund occurred after the close of business on June 21, 2024. All references to, and information with respect to, the Fund are hereby deleted from the February 2024 Prospectus and SAI.

This supplement is dated June 21, 2024.

Please retain this Supplement for future reference.